Intangible assets, net - Estimated amortization expense (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Intangible Assets Net Excluding Goodwill [Abstract]
2020	$ 3,093
2021	664
2022	417
2023	244
Intangible assets, net	$ 4,418	$ 7,247